J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.27

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304847670	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), variance is non-material (Minimum Required (redacted)).
(redacted)	304904499	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	304904500	Appraised Value	(redacted)	(redacted)	Tape Value is the sales price. Review Value is the appraisal value.
(redacted)	304904500	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), variance is non-material (Minimum Required (redacted)).
(redacted)	304904498	Appraised Value	(redacted)	(redacted)	Review Value is the appraisal value. Tape Value is the sales price.
(redacted)	304904498	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	304904501	Appraised Value	(redacted)	(redacted)	Tape is sales price. Review is appraised value verified per appraisal.
(redacted)	304904501	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape source unknown. Approved DSCR (redacted), non-material variance is due to rounding.
(redacted)	305035832	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material.
(redacted)	305039473	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	305039473	U/W Doc Type	(redacted)	(redacted)	(redacted) months of personal bank statements in file document (redacted) income. Source of Tape Value is unknown.
(redacted)	305047456	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material (Min Required (redacted)). Difference is due to (redacted) allowance for management expenses, as per appraiser. Per guidelines, Reduce qualifying rents by any management fee reflected on appraisal report.
(redacted)	305046174	Property Type	Condo	PUD - Attached	Review Value captured per the appraisal.
(redacted)	305046174	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305050819	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Non-material variance is due to rounding.
(redacted)	305053771	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.